Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Loans [Abstract]
Scedule of Short-Term Loans
	December 31, 2024	December 31, 2023
Short-term loans from financial institutions other than banks	$-	$671,355
Short-term loans from banks	7,972,764	2,213,164
	$7,972,764	$2,884,519